Permanent Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule Of Common Stock, Reserved For Future Issuance
The Company reserved the following common stock for future issuance as of the dates indicated:

	March 31,	December 31,
	2021	2020
Conversion of outstanding redeemable preferred stock	253,525,467	253,525,467
Unissued redeemable preferred stock reserved for issued warrants	6,983,585	6,983,585
Unissued redeemable preferred stock	47,133,140	47,133,140
Outstanding stock options and RSUs	43,006,252	42,775,741
Possible future issuance under stock plans	16,689,226	19,177,343
Contingent common stock(1)	919,085	183,985
Total common stock reserved for future issuance	368,256,755	369,779,261
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(1)As of each balance sheet date presented, includes 183,985 contingently issuable common stock in connection with our acquisition of 8 Limited, as discussed in Note 2. As of March 31, 2021, also includes 735,100 contingently issuable common stock related to an adjustment to a common stock issuance in December 2020, as discussed in this Note 10.

The Company reserved the following common stock for future issuance as of the dates indicated:

	December 31,
	2020	2019
Conversion of outstanding redeemable preferred stock	253,525,467	215,884,709
Unissued redeemable preferred stock reserved for issued warrants	6,983,585	6,983,585
Unissued redeemable preferred stock	47,133,140	27,778,851
Outstanding stock options and RSUs	42,775,741	32,153,427
Possible future issuance under stock plans	19,177,343	6,526,084
Contingent common stock in connection with acquisition(1)	183,985	—
Total common stock reserved for future issuance	369,779,261	289,326,656
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(1)Represents contingently issuable common stock in connection with our acquisition of 8 Limited. See Note 2 for additional information.